Goodwill and Other Acquired Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Group Insurance [Member]	Dec. 31, 2010 Group Insurance [Member]	Dec. 31, 2011 Prodigy Health Group [Member]		Dec. 31, 2010 Prodigy Health Group [Member]		Dec. 31, 2011 Medicity Inc [Member]	Dec. 31, 2010 Medicity Inc [Member]	Dec. 31, 2011 PayFlex [Member]		Dec. 31, 2010 PayFlex [Member]		Dec. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]		Dec. 31, 2010 Genworth Financial Inc Medicare Supplement Business [Member]		Dec. 31, 2011 Other [Member]		Dec. 31, 2010 Other [Member]
Goodwill [Roll Forward]
Balance, beginning of the period	$ 6,203.9	[1]	$ 5,146.4	[1]	$ 5,146.2	$ 104.0	$ 104.0
Goodwill, Acquired During Period								446.2	[2]	0	[2]	384.7	0	147.4	[2]	0	[2]	51.9	[2]	0	[2]	27.3	[2]	0.2	[2]
Balance, end of the period	$ 6,203.9	[1]	$ 5,146.4	[1]	$ 5,146.2	$ 104.0	$ 104.0

[1]	At December 31, 2011 and 2010, approximately $104 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	Goodwill related to these acquisitions is considered preliminary, pending the final allocation of the applicable purchase price.